36) Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Tables)	12 Months Ended
Dec. 31, 2020
Provisions Contingents Assets And Liabilities And Legal Obligations Tax And Social Security Tables Abstract
Changes in other provision
IV	- Changes in other provision

	R$ thousand
	Labor	Civil	Tax
Balance on December 31, 2018	5,983,603	5,614,362	8,204,206
Adjustment for inflation	682,600	645,001	431,394
Provisions, net of (reversals and write-offs)	3,382,750	4,330,466	(227,244)
Payments	(2,702,886)	(1,904,036)	(18,271)
Balance on December 31, 2019	7,346,067	8,685,793	8,390,085
Adjustment for inflation	960,812	696,997	147,683
Provisions, net of (reversals and write-offs)	663,547	1,609,720	(256,489)
Payments	(2,079,928)	(1,900,089)	(10,167)
Balance on December 31, 2020	6,890,498	9,092,421	8,271,112